10. Deferred and recoverable taxes (Details narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Deferred And Recoverable Taxes Line Items
Extemporaneous tax credits of income tax, social contribution, PIS and COFINS	R$ 43,222
Tax effect related to initial adoption of IFRS 9 on allowance for doubtful accounts under equity		R$ 880
Unused Tax Losses [Member] | Gol Linhas Aereas Inteligentes S.A. (the "Company" or "GLAI") [Member]
Disclosure Of Deferred And Recoverable Taxes Line Items
Tax credits	59,054
Net operating losses carryforward	57,942
Temporary differences	1,112
Unrecognized net operating losses carryforward	34,845
Unused Tax Losses [Member] | Gol Linhas Aereas S.A. ("GLA") [Member]
Disclosure Of Deferred And Recoverable Taxes Line Items
Net operating losses carryforward	1,914,611
Temporary differences	7,438
Unrecognized net operating losses carryforward	1,907,173
Extemporaneous tax credits of income tax, social contribution, PIS and COFINS	128,942
Unused Tax Losses [Member] | Smiles S.A. ("Smiles") [Member]
Disclosure Of Deferred And Recoverable Taxes Line Items
Net operating losses carryforward	193,020
Unrecognized net operating losses carryforward	71,964
Extemporaneous tax credits of income tax, social contribution, PIS and COFINS	R$ 262,252